UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08437

Undiscovered Managers Funds

(Exact name of registrant as specified in charter)

245 Park Avenue

New York, New York 10167

(Address of principal executive offices) (Zip code)

Frank J. Nasta

245 Park Avenue

New York, New York 10167

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: August 31

Date of reporting period: May 31, 2009

ITEM 1. SCHEDULE OF INVESTMENTS.

Undiscovered Managers Funds

Schedule of Portfolio Investments as of May 31, 2009

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.  The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.

JPMorgan Distribution Services, Inc.

© J.P. Morgan Chase & Co., 2006.

JPMorgan Realty Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MAY 31, 2009 (Unaudited)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments— 96.0%
	Common Stocks — 96.0%
	Diversified — 12.2%
82	Digital Realty Trust, Inc.	2,939
74	Duke Realty Corp.	706
52	DuPont Fabros Technology, Inc.	491
65	Lexington Realty Trust	274
67	Liberty Property Trust	1,560
64	Vornado Realty Trust	3,003

		8,973

	Health Care — 13.9%
132	HCP, Inc.	3,073
85	Health Care REIT, Inc.	2,909
77	Senior Housing Properties Trust	1,296
95	Ventas, Inc.	2,884

		10,162

	Hotels — 3.2%
39	Hospitality Properties Trust	552
190	Host Hotels & Resorts, Inc.	1,784

		2,336

	Industrial — 4.6%
58	AMB Property Corp.	1,044
9	EastGroup Properties, Inc.	319
236	ProLogis	2,005

		3,368

	Multifamily — 16.6%
17	American Campus Communities, Inc.	383
54	Apartment Investment & Management Co., Class A	506
49	AvalonBay Communities, Inc.	3,024
46	BRE Properties, Inc.	1,140
26	Camden Property Trust	765
13	Equity Lifestyle Properties, Inc.	504
152	Equity Residential	3,694
18	Essex Property Trust, Inc.	1,217
85	UDR, Inc.	938

		12,171

	Office — 12.8%
57	Alexandria Real Estate Equities, Inc.	2,038
45	Boston Properties, Inc.	2,163
122	Brandywine Realty Trust	908
111	Douglas Emmett, Inc. (m)	1,029
7	Highwoods Properties, Inc.	158
51	Kilroy Realty Corp.	1,081
24	Mack-Cali Realty Corp.	583
63	SL Green Realty Corp.	1,447

		9,407

	Regional Malls — 10.5%
43	Macerich Co. (The)	722
131	Simon Property Group, Inc.	6,985

		7,707

	Retail — 3.9%
15	Federal Realty Investment Trust	780
58	Regency Centers Corp.	2,051

		2,831

	Shopping Centers — 10.6%
81	Developers Diversified Realty Corp.	399
248	Kimco Realty Corp.	2,894
79	National Retail Properties, Inc.	1,360
66	Realty Income Corp.	1,427
106	Weingarten Realty Investors	1,682

		7,762

	Storage — 7.3%
25	Extra Space Storage, Inc.	186
77	Public Storage	5,142

		5,328

	Wireless Telecommunication Services — 0.4%
10	American Tower Corp., Class A (a)	325

	Total Long-Term Investments (Cost $68,781)	70,370

	Short-Term Investment — 2.5%
	Investment Company — 2.5%
1,793	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.530% (b) (l) (Cost $1,793)	1,793

	Total Investments — 98.5% (Cost $70,574)	72,163
	Other Assets in Excess of Liabilities — 1.5%	1,113

	NET ASSETS — 100.0%	$73,276

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	Non-income producing security.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

(l)	The rate shown is the current yield as of May 31, 2009.

(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of May 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$6,364
Aggregate gross unrealized depreciation	(4,775)
Net unrealized appreciation/depreciation	$1,589
Federal income tax cost of investments	$70,574

Statement of Financial Accounting Standards No. 157 — Fair Value Measurements — (“SFAS 157”) defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.

SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below.

•

Level 1 – quoted prices in active markets for identical securities

•

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•

Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2009, in valuing the Fund’s assets and liabilities carried at fair value (amounts in thousands):

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1 – Quoted prices	$ 72,163	$ —
Level 2 – Other significant observable inputs	—	—
Level 3 – Significant unobservable inputs	—	—
Total	$ 72,163	$ —

* Other financial instruments may include futures, forwards and swap contracts.

Undiscovered Managers Behavioral Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MAY 31, 2009 (Unaudited)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments— 99.5%
	Common Stocks — 99.5%
	Airlines — 1.0%
118	Airtran Holdings, Inc. (a)	600

	Biotechnology — 4.6%
38	Alexion Pharmaceuticals, Inc. (a)	1,369
17	United Therapeutics Corp. (a)	1,338

		2,707

	Chemicals — 0.1%
5	Calgon Carbon Corp. (a)	54

	Communications Equipment — 10.5%
97	Riverbed Technology, Inc. (a)	1,939
117	Starent Networks Corp. (a)	2,468
109	Tekelec (a)	1,772

		6,179

	Computers & Peripherals— 4.1%
63	STEC, Inc. (a)	1,036
39	Synaptics, Inc. (a)	1,359

		2,395

	Diversified Consumer Services—1.3%
48	Corinthian Colleges, Inc. (a)	743

	Electronic Equipment, Instruments & Components — 1.4%
26	Tech Data Corp. (a)	836

	Energy Equipment & Services—2.1%
33	CARBO Ceramics, Inc.	1,252

	Food & Staples Retailing — 2.4%
76	Whole Foods Market, Inc.	1,438

	Food Products — 6.0%
134	Del Monte Foods Co.	1,095
20	Green Mountain Coffee Roasters, Inc. (a)	1,653
14	Ralcorp Holdings, Inc. (a)	802

		3,550

	Health Care Equipment & Supplies — 9.6%
80	American Medical Systems Holdings, Inc. (a)	1,209
44	Greatbatch, Inc. (a)	913
48	Masimo Corp. (a)	1,159
57	STERIS Corp.	1,344
41	Thoratec Corp. (a)	1,016

		5,641

	Health Care Providers & Services — 2.0%
33	HMS Holdings Corp. (a)	1,149

	Hotels, Restaurants & Leisure — 7.5%
57	Ameristar Casinos, Inc.	1,136
51	Bally Technologies, Inc. (a)	1,417
35	Panera Bread Co., Class A (a)	1,858

		4,411

	Internet & Catalog Retail — 3.4%
18	priceline.com, Inc. (a)	1,993

	IT Services — 1.9%
85	Cybersource Corp. (a)	1,110

	Life Sciences Tools & Services — 6.2%
17	Illumina, Inc. (a)	631
48	Life Technologies Corp. (a)	1,861
18	Millipore Corp. (a)	1,145

		3,637

	Machinery — 2.2%
32	ESCO Technologies, Inc. (a)	1,312

	Media — 4.9%
67	Discovery Communications, Inc., Class A (a)	1,507
42	Marvel Entertainment, Inc. (a)	1,390

		2,897

	Pharmaceuticals — 1.8%
66	Sepracor, Inc. (a)	1,036

	Semiconductors & Semiconductor Equipment — 6.5%
52	NetLogic Microsystems, Inc. (a)	1,708
159	PMC-Sierra, Inc. (a)	1,204
55	Semtech Corp. (a)	891

		3,803

	Software — 4.2%
75	Sybase, Inc. (a)	2,446

	Specialty Retail — 8.7%
54	Aeropostale, Inc. (a)	1,852
24	Buckle, Inc. (The)	873
93	Chico’s FAS, Inc. (a)	910
32	Children’s Place Retail Stores, Inc. (The) (a)	1,138
15	J Crew Group, Inc. (a)	375

		5,148

	Textiles, Apparel & Luxury Goods — 7.1%
66	True Religion Apparel, Inc. (a)	1,517
51	Under Armour, Inc., Class A (a)	1,257
45	Warnaco Group, Inc. (The) (a)	1,422

		4,196

	Total Long-Term Investments (Cost $54,231)	58,533

	Short-Term Investment — 0.3%
	Investment Company — 0.3%
200	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.530%, (b) (l) (Cost $200)	200

	Total Investments — 99.8% (Cost $54,431)	58,733
	Other Assets in Excess of Liabilities — 0.2%	121

	NET ASSETS — 100.0%	$58,854

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

(a)	Non-income producing security.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

(l)	The rate shown is the current yield as of May 31, 2009.

As of May 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$7,493
Aggregate gross unrealized depreciation	(3,191)

Net unrealized appreciation/depreciation	$4,302

Federal income tax cost of investments	$54,431

Statement of Financial Accounting Standards No. 157 — Fair Value Measurements — (“SFAS 157”) defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.

SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below.

•

Level 1 – quoted prices in active markets for identical securities

•

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2009, in valuing the Fund’s assets and liabilities carried at fair value (amounts in thousands):

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1 – Quoted prices	$ 58,733	$ —
Level 2 – Other significant observable inputs	—	—
Level 3 – Significant unobservable inputs	—	—
Total	$ 58,733	$ —

* Other financial instruments may include futures, forwards and swap contracts.

Undiscovered Managers Behavioral Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MAY 31, 2009 (Unaudited)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — 96.3%
	Common Stocks — 96.3%
	Aerospace & Defense — 1.6%
34	BE Aerospace, Inc. (a)	506

	Capital Markets — 1.9%
38	Apollo Investment Corp.	209
20	Investment Technology Group, Inc. (a)	405

		614

	Chemicals — 2.5%
23	Celanese Corp., Class A	464
56	Huntsman Corp.	352

		816

	Commercial Banks — 8.8%
13	Bancorp, Inc. (The) (a)	82
57	Boston Private Financial Holdings, Inc.	282
18	Capitol Bancorp Ltd.	71
427	Citizens Republic Bancorp, Inc. (a)	487
25	First Horizon National Corp.	308
20	Harleysville National Corp.	124
44	Investors Bancorp, Inc. (a)	379
35	Marshall & Ilsley Corp.	232
52	Mercantile Bank Corp.	200
6	Park National Corp.	357
92	South Financial Group, Inc. (The)	175
12	Zions Bancorp	165

		2,862

	Commercial Services & Supplies — 2.3%
40	Bowne & Co., Inc.	217
13	Covanta Holding Corp. (a)	196
43	EnergySolutions, Inc.	343

		756

	Communications Equipment — 3.9%
23	Adtran, Inc.	484
32	Avocent Corp. (a)	452
191	Extreme Networks, Inc. (a)	315

		1,251

	Construction & Engineering — 1.5%
41	Dycom Industries, Inc. (a)	473

	Diversified Consumer Services — 3.1%
24	Career Education Corp. (a)	484
136	Jackson Hewitt Tax Service, Inc.	538

		1,022

	Electric Utilities — 1.8%
24	Allegheny Energy, Inc.	600

	Electrical Equipment — 0.7%
14	EnerSys (a)	219

	Electronic Equipment, Instruments & Components — 1.5%
22	MTS Systems Corp.	481

	Energy Equipment & Services — 2.8%
118	Newpark Resources (a)	340
66	Tetra Technologies, Inc. (a)	570

		910

	Food Products — 6.3%
65	Chiquita Brands International, Inc. (a)	683
68	Del Monte Foods Co.	554
10	McCormick & Co., Inc. (Non-Voting)	296
12	Sanderson Farms, Inc.	519

		2,052

	Health Care Equipment & Supplies — 1.3%
18	STERIS Corp.	423

	Health Care Providers & Services — 4.7%
72	Health Management Associates, Inc., Class A (a)	417
40	Health Net, Inc. (a)	592
42	inVentiv Health, Inc. (a)	524

		1,533

	Hotels, Restaurants & Leisure — 4.0%
9	CEC Entertainment, Inc. (a)	278
51	Shuffle Master, Inc. (a)	222
116	Wendy’s/Arby’s Group, Inc., Class A	487
26	Wyndham Worldwide Corp.	310

		1,297

	Insurance — 3.0%
168	Conseco, Inc. (a)	406
15	Presidential Life Corp.	125
21	Zenith National Insurance Corp.	444

		975

	Internet Software & Services — 3.1%
48	ValueClick, Inc. (a)	531
18	WebMD Health Corp., Class A (a)	475

		1,006

	IT Services — 4.2%
17	Broadridge Financial Solutions, Inc.	277
56	Convergys Corp. (a)	515
37	Gartner, Inc. (a)	565

		1,357

	Machinery — 1.1%
27	Terex Corp. (a)	365

	Media — 3.2%
22	DreamWorks Animation SKG, Inc., Class A (a)	616
13	Marvel Entertainment, Inc. (a)	428

		1,044

	Metals & Mining — 3.0%
38	Commercial Metals Co.	642
24	RTI International Metals, Inc. (a)	346

		988

	Oil, Gas & Consumable Fuels — 3.2%
24	Alon USA Energy, Inc.	321
24	Southern Union Co.	424
16	Tesoro Corp.	278

		1,023

	Personal Products — 1.2%
65	Prestige Brands Holdings, Inc. (a)	404

	Pharmaceuticals — 3.8%
49	Par Pharmaceutical Cos., Inc. (a)	657
82	ViroPharma, Inc. (a)	571

		1,228

	Professional Services — 1.0%
27	Monster Worldwide, Inc. (a)	313

	Real Estate Investment Trusts (REITs) — 6.0%
103	CapLease, Inc.	318
31	Franklin Street Properties Corp.	387
40	Inland Real Estate Corp.	277
63	Kite Realty Group Trust	205
31	LaSalle Hotel Properties	427
61	Sunstone Hotel Investors, Inc.	352

		1,966

	Software — 7.4%
14	ACI Worldwide, Inc. (a)	212
30	Fair Isaac Corp.	529
37	Informatica Corp. (a)	609
112	Lawson Software, Inc. (a)	590
64	MSC.Software Corp. (a)	461

		2,401

	Specialty Retail — 3.1%
32	AnnTaylor Stores Corp. (a)	236
34	Charlotte Russe Holding, Inc. (a)	345
22	Rent-A-Center, Inc. (a)	436

		1,017

	Textiles, Apparel & Luxury Goods — 1.7%
12	Columbia Sportswear Co.	387
10	Hanesbrands, Inc. (a)	162

		549

	Trading Companies & Distributors — 2.6%
77	RSC Holdings, Inc. (a)	461
82	United Rentals, Inc. (a)	389

		850

	Total Long-Term Investments (Cost $34,538)	31,301

	Short-Term Investment — 3.9%
	Investment Company — 3.9%
1,256	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.530% (b) (l) (Cost $1,256)	1,256

	Total Investments — 100.2% (Cost $35,794)	32,557
	Liabilities in Excess of Other Assets — (0.2)%	(60)

	NET ASSETS — 100.0%	$32,497

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	Non-income producing security.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

(l)	The rate shown is the current yield as of May 31, 2009.

As of May 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,194
Aggregate gross unrealized depreciation	(8,431)

Net unrealized appreciation/depreciation	$(3,237)

Federal income tax cost of investments	$35,794

Statement of Financial Accounting Standards No. 157 — Fair Value Measurements — (“SFAS 157”) defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.

SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below.

•

Level 1 – quoted prices in active markets for identical securities

•

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2009, in valuing the Fund’s assets and liabilities carried at fair value (amounts in thousands):

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1 – Quoted prices	$ 32,557	$ —
Level 2 – Other significant observable inputs	—	—
Level 3 – Significant unobservable inputs	—	—
Total	$ 32,557	$ —

* Other financial instruments may include futures, forwards and swap contracts.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Undiscovered Managers Funds

By:	/s/____________________________________

George C. W. Gatch

President and Principal Executive Officer

July 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/____________________________________

George C. W. Gatch

President and Principal Executive Officer

July 29, 2009

By:	/s/____________________________________

Patricia A. Maleski

Treasurer and Principal Financial Officer

July 29, 2009